Document and Entity Information	0 Months Ended
Apr. 29, 2013
Risk/Return:
Document Type	497
Document Period End Date	Apr. 29, 2013
Registrant Name	AMERICAN FUNDS PORTFOLIO SERIES
Central Index Key	0001537151
Amendment Flag	false
Document Creation Date	Apr. 29, 2013
Document Effective Date	Apr. 29, 2013
Prospectus Date	Jan. 01, 2013
American Funds Tax-Advantaged Income Portfolio | Class A
Risk/Return:
Trading Symbol	TAIAX
American Funds Tax-Advantaged Income Portfolio | Class B
Risk/Return:
Trading Symbol	TXABX
American Funds Tax-Advantaged Income Portfolio | Class C
Risk/Return:
Trading Symbol	TAICX
American Funds Tax-Advantaged Income Portfolio | Class F-1
Risk/Return:
Trading Symbol	TAIFX
American Funds Tax-Advantaged Income Portfolio | Class F-2
Risk/Return:
Trading Symbol	TXIFX
American Funds Preservation Portfolio | Class F-2
Risk/Return:
Trading Symbol	PPEFX
American Funds Preservation Portfolio | Class 529-A
Risk/Return:
Trading Symbol	CPPAX
American Funds Preservation Portfolio | Class 529-B
Risk/Return:
Trading Symbol	CPPBX
American Funds Preservation Portfolio | Class 529-C
Risk/Return:
Trading Symbol	CPPCX
American Funds Preservation Portfolio | Class 529-E
Risk/Return:
Trading Symbol	CPPEX
American Funds Preservation Portfolio | Class 529-F-1
Risk/Return:
Trading Symbol	CPPFX
American Funds Preservation Portfolio | Class R-1
Risk/Return:
Trading Symbol	RPPVX
American Funds Preservation Portfolio | Class R-2
Risk/Return:
Trading Symbol	RPPBX
American Funds Preservation Portfolio | Class R-3
Risk/Return:
Trading Symbol	RPPCX
American Funds Preservation Portfolio | Class R-4
Risk/Return:
Trading Symbol	RPPEX
American Funds Preservation Portfolio | Class R-5
Risk/Return:
Trading Symbol	RPPFX
American Funds Preservation Portfolio | Class R-6
Risk/Return:
Trading Symbol	RPPGX
American Funds Preservation Portfolio | Class A
Risk/Return:
Trading Symbol	PPVAX
American Funds Preservation Portfolio | Class B
Risk/Return:
Trading Symbol	PPVBX
American Funds Preservation Portfolio | Class C
Risk/Return:
Trading Symbol	PPVCX
American Funds Preservation Portfolio | Class F-1
Risk/Return:
Trading Symbol	PPVFX
American Funds Tax-Exempt Preservation Portfolio | Class A
Risk/Return:
Trading Symbol	TEPAX
American Funds Tax-Exempt Preservation Portfolio | Class B
Risk/Return:
Trading Symbol	TEPBX
American Funds Tax-Exempt Preservation Portfolio | Class C
Risk/Return:
Trading Symbol	TEPCX
American Funds Tax-Exempt Preservation Portfolio | Class F-1
Risk/Return:
Trading Symbol	TEPFX
American Funds Tax-Exempt Preservation Portfolio | Class F-2
Risk/Return:
Trading Symbol	TXEFX